Leases - Leasing in the consolidated statements of cash flows (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Cash outflow for leases	€ 951,066	€ 945,169
Future cash outflows from leases that have not yet begun	123,679	254,171
Potential future cash outflows resulting from purchase options, not reflected in the measurement of the lease liabilities	41,215	56,507
Potential future cash outflows resulting from extension options, not reflected in the measurement of the lease liabilities	6,407,955	6,691,551
Potential future cash outflows resulting from termination options, not reflected in the measurement of the lease liabilities	€ 3,374	€ 3,493